Related Party Transactions (Details)	9 Months Ended		9 Months Ended												12 Months Ended		9 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Fresenius SE [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] EUR (€)	Sep. 30, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Sep. 30, 2011 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Sep. 30, 2011 General Partner [Member] USD ($)	Sep. 30, 2011 General Partner [Member] EUR (€)	Sep. 30, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2011 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 3030.00%
Amount of transaction					51,357,000	44,607,000	4,918,000	4,746,000	19,442,000	15,135,000	14,579,000	11,468,000	39,350,000	33,443,000							9,772,000	8,773,000	18,900,000	23,365,000	9,441,000
Due to related parties	$ 112,031,000	$ 121,887,000	$ 77,372,000	€ 57,300,000											$ 32,871,000	€ 24,600,000	$ 7,760,000	€ 5,747,000	$ 2,025,000	€ 1,500,000						$ 1,566,000
Interest rate			2.606%	2.606%											1.942%	1.942%	6.00%	6.00%	1.335%	1.335%						6.65%
Date of repayment			Oct. 31, 2011	Oct. 31, 2011											Jan. 03, 2011	Jan. 03, 2011			Aug. 19, 2011	Aug. 19, 2011						Apr. 14, 2013